UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

               811-10103

Satuit Capital Management Trust

(Exact name of registrant as specified in charter)

3547 Meeks Farm Road   Suite A1,  Johns Island, SC   29455

(Address of principal executive offices) (Zip code)

Thomas R. Westle

Blank Rome LLP

The Chrysler Building

405 Lexington Avenue

New York, New York 10174

(Name and address of agent for service)

Registrant's telephone number, including area code:

(843) 557-1300

Date of fiscal year end:

October 31

Date of reporting period: January 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Satuit Capital MicroCap Fund
	Schedule of Investments
	January 31, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 96.19%

Aircraft Part & Auxiliary Equipment, NEC - 1.15%
69,400	Astronics Corp. *	1,603,140

Appliances - 1.27%
158,100	Deer Consumer Products *	1,780,206

Arragement of Transportation of Freight & Cargo - 1.11%
114,000	Vitran Corp., Inc. *	1,550,400

Chemicals & Allied Products - 1.95%
148,000	Gulf Resources, Inc. *	1,413,400
77,200	KMG Chemicals, Inc.	1,314,716
		2,728,116
Coating, Engraving & Allied Services - 0.60%
57,200	Northern Technologies International Corp. *	843,700

Computer Communications Equipment - 1.46%
175,000	Allot communications Ltd. *	2,045,750

Crude Petroleum & Natural Gas - 6.12%
23,200	Clayton Williams Energy, Inc. *	2,056,680
73,800	Georesources, Inc. *	2,039,832
83,700	Gulfport Energy Corp. *	2,003,778
232,000	Miller Petroleum, Inc. *	1,171,600
105,700	Rex Energy Corp. *	1,272,100
		8,543,990
Deep Sea Foreign Transportation - 1.09%
64,000	Hornbeck Offshore Services, Inc. *	1,519,360

Drilling Oil & Gas Wells - 1.10%
55,700	Northern Oil & Gas, Inc. *	1,535,649

Electromedical & Electrotherapeutic Apparatus - 1.33%
56,800	Cyberonics, Inc. *	1,860,200

Electronic Components & Accessories - 1.14%
232,000	Silicon Image, Inc. *	1,591,520

Fire, Marine & Casualty Insurance - 1.89%
79,400	AmTrust Financial Services, Inc.	1,469,694
146,800	Maiden Holdings Ltd.	1,174,400
		2,644,094
Footwear (No Rubber) - 1.04%
106,700	Kenneth Cole Productions, Inc. Class-A *	1,455,388

General Industrial Machinery & Equipment, NEC - 0.41%
152,200	Flow International Corp. *	570,750

In Vitro & In Vivo Diagnostic Substances - 0.88%
377,800	Immunomedics, Inc. *	1,235,406

Industrial Electrical Equipment - 1.00%
144,500	Fushi Copperweld, Inc. *	1,392,980

Industrial Inorganic Chemicals - 0.96%
100,000	Seacube Container Leasing Ltd.	1,338,000

Instruments For Meas & Testing Of Electricity & Elec Signals - 2.50%
145,000	Lecroy Corp. *	1,892,250
180,000	LTX-Credence Corp. *	1,595,700
		3,487,950
Measuring & Controlling Devices - 1.30%
19,000	OYO Geospace Corp. *	1,820,770

Men's & Boys' Furnishings, Work Clothing & Allied Garments - 2.12%
60,940	Oxford Industries, Inc.	1,442,450
54,200	Perry Ellis International, Inc. *	1,525,730
		2,968,180
Miscellaneous Manufacturing Industries - 1.97%
147,200	Shuffle Master, Inc. *	1,521,312
161,800	Summer Infant, Inc. *	1,233,725
		2,755,037
Miscellaneous Products of Petroleum & Coal - 1.13%
41,200	Quaker Chemicals Corp.	1,581,256

Motor Vehicle Parts & Accessories - 2.00%
121,500	Amerigon, Inc. *	1,323,135
100,000	Stoneridge, Inc. *	1,475,000
		2,798,135
Motors & Generators - 1.34%
98,100	Harbin Electric, Inc. *	1,873,710

National Commerical Banks - 3.72%
114,000	Cardinal Financial Corp.	1,254,000
89,100	Midsouth Bancorp, Inc.	1,195,722
145,400	Nara Bancorp, Inc. *	1,419,104
63,100	Suffolk Bancorp	1,323,207
		5,192,033
Oil & Gas Field Exploration Services - 2.19%
40,000	Dawson Geophysical Co. *	1,352,400
370,807	TGC Industries, Inc. *	1,702,004
		3,054,404
Oil & Gas Field Services, NEC - 1.04%
237,000	Cal Dive International, Inc. *	1,455,180

Pens, Pencils & Other Artists' Material - 1.03%
146,304	Cross A T Co. *	1,432,316

Perfumes & Cosmetics - 1.01%
55,000	Elizabeth Arden, Inc. *	1,407,450

Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 1.13%
36,900	Rogers Corp. *	1,578,582

Prefabricated Metal Buildings - 1.06%
112,000	NCI Building Systems, Inc. *	1,486,240

Pumps & Pumping Equipment - 0.92%
40,500	Gorman-Rupp Co.	1,287,090

Radio & TV Broadcasting & Communication Equipment - 1.00%
113,000	Ceragon Networks Ltd. *	1,391,030

Railroads, Line-Haul Operating - 1.94%
69,500	Greenbriar Co., Inc. *	1,645,065
58,200	Providence & Worcester Railroad Co.	1,059,822
		2,704,887
Retail-Apparel & Accessory Stores - 1.09%
65,300	Zumiez, Inc. *	1,516,266

Retail-Auto Dealers & Gasoline Stations - 1.96%
72,000	Rush Enterprises, Inc. *	1,373,760
109,900	Sonic Automotive, Inc. Class-A	1,368,255
		2,742,015
Retail-Catalog & Mail-Order Houses - 0.98%
72,000	Nutri System, Inc.	1,365,120

Retail-Convenience Stores - 0.02%
1,600	Susser Holdings *	23,072

Retail-Eating Places - 0.90%
180,000	Carrols Restaurants Group, Inc. *	1,260,000

Retail-Family Clothing Stores - 0.87%
290,800	Casual Male Retail Group, Inc. *	1,221,360

Retail-Miscellaneous Retail - 1.67%
257,200	Zagg, Inc. *	2,327,660

Retail-Shoe Stores - 2.17%
37,200	Genesco, Inc. *	1,381,236
66,600	Shoe Carnival, Inc. *	1,648,350
		3,029,586
Semiconductors & Related Devices - 4.71%
180,000	Anadigics, Inc. *	1,229,400
234,700	GSI Technology, Inc. *	2,159,240
25,000	NVE Corp. *	1,452,000
70,200	Volterra Semiconductor Corp. *	1,744,470
		6,585,110
Services-Business Services, NEC - 1.74%
144,000	Powersecure International, Inc. *	1,054,080
36,800	Radware Ltd. *	1,373,744
		2,427,824
Services-Computer Integrated Systems Design - 0.97%
318,000	Merge Healthcare, Inc. *	1,361,040

Services-Computer Programming - 1.84%
30,000	Computer Programs & Systems, Inc.	1,557,000
86,000	Computer Task Group, Inc. *	1,017,380
		2,574,380
Services-Equipment Rental & Leasing, NEC - 0.98%
71,800	CAI International, Inc. *	1,367,072

Services-Help Supply Services - 0.97%
75,700	Kforce, Inc. *	1,353,516

Services-Management Consulting - 1.06%
144,300	NIC, Inc.	1,476,189

Services-Management Services - 0.87%
24,500	Advisory Board Co. *	1,211,770

Services-Medical Laboratories - 1.04%
62,700	Bio-Reference Laboratories, Inc. *	1,447,743

Services-Prepackaged Software - 4.64%
254,500	Clicksoftware Technologies Ltd. *	1,862,940
81,710	Fundtech Ltd. *	1,407,046
55,000	Interactive Intelligence, Inc. *	1,800,150
129,000	Liveperson, Inc. *	1,416,420
		6,486,556
Special Industry Machinery, NEC - 2.39%
433,700	FSI International, Inc. *	1,812,866
68,000	Ultratech, Inc. *	1,532,380
		3,345,246
Sporting Goods - 0.54%
49,345	Johnson Outdoors, Inc. *	751,031

State Commercial Banks - 4.52%
170,200	1st United Bancorp, Inc. *	1,114,810
40,021	Bank of Marin Bancorp	1,390,329
73,900	Bryan Mawr Bank Corp.	1,328,722
62,500	Tower Bancorp, Inc.	1,415,000
78,000	Washington Banking Co.	1,064,700
		6,313,561
Steel & Iron - 0.98%
246,800	Metalico, Inc. *	1,369,740

Surgical & Medical Instruments & Apparatus - 0.93%
33,100	ICU Medical, Inc. *	1,292,886

Trucking - 1.79%
90,000	Celadon Group, Inc. *	1,318,500
82,200	Saia, Inc. *	1,176,282
		2,494,782
Unsupported Plastics Film & Sheet - 1.18%
34,900	Raven Industries, Inc.	1,648,676

Wholesale-Farm Product Raw Materials - 1.36%
259,200	SunOpta, Inc. *	1,905,120

Wholesale-Industrial Machinery &Equipment - 0.90%
58,000	DXP Enterprises, Inc. *	1,263,240

X-Ray Apparatus & Tubes & Related Irradiation Apparatus - 1.21%
19,500	American Science & Engineering, Inc.	1,696,500

TOTAL FOR COMMON STOCKS (Cost $105,416,169) - 96.19%		$ 134,369,960

REAL ESTATE INVESTMENT TRUST - 2.82%
142,000	Ashford Hospitality Trust, Inc.	1,384,500
70,000	Chesapeake Lodging Trust	1,281,000
179,000	Resource Capital Corp.	1,276,270

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $3,736,705) - 2.82%		$ 3,941,770

SHORT TERM INVESTMENTS - 1.90%
2,659,420	U.S. Bank Repurchase Agreement, 0.01%, dated 01/31/2011,	2,659,420
	due 02/01/2011 repurchase price $2,659,420, collateralized by
	U.S. Treasury Bonds with a market value of $2,712,726, yield
	of 4.50%, and maturity date of 09/01/2018

TOTAL INVESTMENTS (Cost $111,812,294) - 100.915%		$ 140,971,150

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.91%)		(1,274,111)

NET ASSETS - 100.00%		$ 139,697,039

* Non-income producing security during the period
**Variable rate security: the coupon rate shown represents the yield at January 31, 2011.

NOTES TO FINANCIAL STATEMENTS
Satuit Capital MicroCap Fund
1. SECURITY TRANSACTIONS
At January 31, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $111,812,294 amounted to $29,158,857, which consisted of aggregate gross unrealized appreciation of $30,836,194 and aggregate gross unrealized depreciation of $1,677,337.

2. SECURITY VALUATION

The Fund's securities are recorded at their estimated fair value primarily on the basis of market quotations.  Certain short-term securities are valued on the basis of amortized cost.  If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Board of Trustees (the “Board”)   believes accurately reflects fair value.  A security's valuation may differ depending on the method used for determining value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund's investments are in U.S. common stocks traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing.  However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In accordance with Generally Accepted Accounting Principles (“GAAP”), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of January 31, 2011:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2011:

Valuation Inputs of Assets	Level 1	Level 2	Level 3
Common Stock	$134,369,960	$0	$0
Real Estate Investment Trust	$3,941,770	$0	$0
Repurchase Agreement	$2,659,420	$0	$0
Total	$140,971,150	$0	$0

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Satuit Capital Management Trust

By /s/Robert J. Sullivan

     Robert J. Sullivan

     Principal Executive Officer

Date March 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Robert J. Sullivan

     Robert J. Sullivan

     Principal Executive Officer

Date March 22, 2011